Document And Entity Information - USD ($) $ in Millions	12 Months Ended
	Jun. 28, 2015	Sep. 15, 2015	Dec. 26, 2014
Common Class B [Member]
Entity Common Stock, Shares Outstanding (in shares)		1,414,517
Common Class A [Member]
Entity Common Stock, Shares Outstanding (in shares)		3,746,454
Entity Registrant Name	BOWL AMERICA INC
Entity Central Index Key	0000013573
Trading Symbol	bwla
Current Fiscal Year End Date	--06-28
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Public Float			$ 34
Document Type	10-K
Document Period End Date	Jun. 28, 2015
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Amendment Flag	true
Amendment Description	Amendment No. 1 to the Form 10-K for the period ended June 28, 2015.